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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Gates Capital Management, Inc.
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   Address:      1177 Avenue of the Americas, 32nd Floor
                 ---------------------------------------
                 New York, NY 10036
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Form 13F File Number: 28-11102
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jeffrey L. Gates
         -------------------------------
Title:   President
         -------------------------------
Phone:   (212) 626-1421
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Jeffrey L. Gates           New York, New York    May 14, 2010
   ----------------------------       ------------------    ------------
           [Signature]                   [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        ----------------------

Form 13F Information Table Entry Total: 32
                                        ----------------------

Form 13F Information Table Value Total: $478,415(in thousands)
                                        ----------------------


List of Other Included Managers: NONE

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                           FORM 13F INFORMATION TABLE

                                                         VALUE     SHARES/ SH/ PUT/ INVSTMT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000)    PRN AMT PRN CALL DSCRETN MANAGERS    SOLE   SHARED   NONE
ADVANCED AUTO PARTS INC             COM      00751Y106    19822    472848  SH       SOLE               472848
ALLIS CHALMERS ENERGY INC     COM PAR $.01NW 019645506     1505    425274  SH       SOLE               425274
ARMSTRONG WORLD INDS INC NEW        COM      04247X102    26706    735504  SH       SOLE               735504
BLOUNT INTL INC NEW                 COM      095180105    34759   3355100  SH       SOLE              3355100
COPART INC                          COM      217204106    33789    949131  SH       SOLE               949131
DARLING INTL INC                    COM      237266101    11535   1287426  SH       SOLE              1287426
DAVITA INC                          COM      23918K108    25291    398910  SH       SOLE               398910
DOMTAR CORP                         COM      257559203    20095    311983  SH       SOLE               311983
DOVER DOWNS GAMING & ENTMT          COM      260095104     9011   2275380  SH       SOLE              2275380
DR PEPPER SNAPPLE GROUP INC         COM      26138E109    26651    757788  SH       SOLE               757788
EAGLE MATERIALS INC                 COM      26969P108    15573    586771  SH       SOLE               586771
FINISH LINE INC                    CL A      317923100    14600    892993  SH       SOLE               892993
FLOTEK INDS INC DEL           NOTE 5.25% 2/1 343389AA0     6381  12040000  PRN      SOLE             12040000
FLOTEK INDS INC DEL                 COM      343389102     2778   2187500  SH       SOLE              2187500
GAP INC DEL                         COM      364760108    14975    648000  SH       SOLE               648000
GENESCO INC                         COM      371532102    10256    330742  SH       SOLE               330742
GEOMET INC DEL                      COM      37250U201      946   1063448  SH       SOLE              1063448
GRACE W R & CO DEL NEW              COM      38388F108    11254    405408  SH       SOLE               405408
INTERVAL LEISURE GROUP INC          COM      46113M108    15251   1047472  SH       SOLE              1047472
KAR AUCTION SVCS INC                COM      48238T109     7115    472475  SH       SOLE               472475
MCGRAW HILL COS INC                 COM      580645109    20145    565082  SH       SOLE               565082
METHANEX CORP                       COM      59151K108    10939    449975  SH       SOLE               449975
PAPA JOHNS INTL INC                 COM      698813102    14218    553017  SH       SOLE               553017
PENN NATL GAMING INC                COM      707569109    10108    363465  SH       SOLE               363465
PROSPECT MEDICAL HOLDINGS INC       COM      743494106     5545    821443  SH       SOLE               821443
QUANEX BUILDING PRODUCTS COR        COM      747619104     3967    240003  SH       SOLE               240003
SCRIPPS NETWORKS INTERACT INC       CL A NEW 811065101    17844    402355  SH       SOLE               402355
SHUFFLE MASTER INC                  COM      825549108    10364   1265385  SH       SOLE              1265385
SOLUTIA INC                         COM      834376501    42977   2667751  SH       SOLE              2667751
USG CORP                            COM NEW  903293405    11153    649959  SH       SOLE               649959
WESTERN UN CO                       COM      959802109     2052    120986  SH       SOLE               120986
ZIMMER HLDGS INC                    COM      98956P102    20810    351514  SH       SOLE               351514